Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 3,602	$ 2,384
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	(5,302)	(8,299)	$ 10,065
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(755)	875	1,807
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	2,545	(397)	785
Unrecognized Tax Benefits, Period Increase (Decrease)	1,513	809	681
Foreign Income Tax Expense (Benefit), Continuing Operations	0	0	0
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	0	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	0	0	3,981
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	249	(27)	0
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	729	286	(1,915)
Income Tax Expense (Benefit)	(1,021)	(6,753)	$ 15,404
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,448	1,580
Deferred Tax Liabilities, Intangible Assets	0	0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	1,758	1,106
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Reserves	1,388	825
Deferred Tax Assets, Capital Loss Carryforwards	1,213	1,866
Deferred Tax Assets, Other	9,564	6,579
Deferred Tax Assets, Gross	26,162	19,001
Deferred Tax Assets, Valuation Allowance	(7,465)	(1,887)
Deferred Tax Assets, Net of Valuation Allowance	18,697	17,114
Deferred Tax Liabilities, Financing Arrangements	308	2,981
Deferred Tax Liabilities, Intangible Assets	(19,649)	(28,214)
Deferred Tax Liabilities, Other	311	0
Deferred Tax Liabilities, Gross	(20,268)	(31,195)
Deferred Tax Liabilities, Net	(1,571)	(14,081)
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Provision for Loan Losses	$ 7,189	$ 4,661